Schedule of sensitivity analysis effects on income statement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ 27,442	R$ 9,680
Interest rate risk [member] | Floating interest rate [member] | Cash Equivalents [Member] | Increase in basis points +75 [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	4,776
Interest rate risk [member] | Floating interest rate [member] | Cash Equivalents [Member] | Decrease in basis points -75 [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	(4,776)
Interest rate risk [member] | Floating interest rate [member] | Cash Equivalents [Member] | Increase in basis points +150 [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	9,553
Interest rate risk [member] | Floating interest rate [member] | Cash Equivalents [Member] | Decrease in basis points -150 [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	(9,553)
Interest rate risk [member] | Floating interest rate [member] | Instituto Tocantinense Presidente Antonio Carlos S.A. (ITPAC ) [Member] [Default Label]
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ (510,972)
Index - % per year	CDI + 1,62%
Base rate	R$ (55,032)
Interest rate risk [member] | Floating interest rate [member] | Instituto Tocantinense Presidente Antonio Carlos S.A. (ITPAC ) [Member] [Default Label] | Increase in basis points +75 [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	(3,832)
Interest rate risk [member] | Floating interest rate [member] | Instituto Tocantinense Presidente Antonio Carlos S.A. (ITPAC ) [Member] [Default Label] | Decrease in basis points -75 [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	3,832
Interest rate risk [member] | Floating interest rate [member] | Instituto Tocantinense Presidente Antonio Carlos S.A. (ITPAC ) [Member] [Default Label] | Increase in basis points +150 [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	(7,665)
Interest rate risk [member] | Floating interest rate [member] | Instituto Tocantinense Presidente Antonio Carlos S.A. (ITPAC ) [Member] [Default Label] | Decrease in basis points -150 [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	7,665
Interest rate risk [member] | Floating interest rate [member] | Instituto De Ensino Superior Presidente Trancredo De Almeida Neves S.A. (IPTAN) [Member] [Default Label]
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ (31,199)
Index - % per year	CDI + 1,75%
Base rate	R$ (3,401)
Interest rate risk [member] | Floating interest rate [member] | Instituto De Ensino Superior Presidente Trancredo De Almeida Neves S.A. (IPTAN) [Member] [Default Label] | Increase in basis points +75 [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	(234)
Interest rate risk [member] | Floating interest rate [member] | Instituto De Ensino Superior Presidente Trancredo De Almeida Neves S.A. (IPTAN) [Member] [Default Label] | Decrease in basis points -75 [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	234
Interest rate risk [member] | Floating interest rate [member] | Instituto De Ensino Superior Presidente Trancredo De Almeida Neves S.A. (IPTAN) [Member] [Default Label] | Increase in basis points +150 [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	(468)
Interest rate risk [member] | Floating interest rate [member] | Instituto De Ensino Superior Presidente Trancredo De Almeida Neves S.A. (IPTAN) [Member] [Default Label] | Decrease in basis points -150 [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	468
Interest rate risk [member] | Floating interest rate [member] | Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ (10,145)
Index - % per year	TJLP
Base rate	R$ (617)
Interest rate risk [member] | Floating interest rate [member] | Loans And Financing [Member] | Increase in basis points +75 [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	(76)
Interest rate risk [member] | Floating interest rate [member] | Loans And Financing [Member] | Decrease in basis points -75 [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	76
Interest rate risk [member] | Floating interest rate [member] | Loans And Financing [Member] | Increase in basis points +150 [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	(152)
Interest rate risk [member] | Floating interest rate [member] | Loans And Financing [Member] | Decrease in basis points -150 [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	152
Interest rate risk [member] | Floating interest rate [member] | AccountsPayableToSellingShareholdersOneMember
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ (612,121)
Index - % per year	CDI
Base rate	R$ (56,009)
Interest rate risk [member] | Floating interest rate [member] | AccountsPayableToSellingShareholdersOneMember | Increase in basis points +75 [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	(4,591)
Interest rate risk [member] | Floating interest rate [member] | AccountsPayableToSellingShareholdersOneMember | Decrease in basis points -75 [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	4,591
Interest rate risk [member] | Floating interest rate [member] | AccountsPayableToSellingShareholdersOneMember | Increase in basis points +150 [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	(9,182)
Interest rate risk [member] | Floating interest rate [member] | AccountsPayableToSellingShareholdersOneMember | Decrease in basis points -150 [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	9,182
Interest rate risk [member] | Floating interest rate [member] | Accounts payable to selling shareholders [member]
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ (41,581)
Index - % per year	IPCA + 4,1%
Base rate	R$ (1,708)
Interest rate risk [member] | Floating interest rate [member] | Accounts payable to selling shareholders [member] | Increase in basis points +75 [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	(312)
Interest rate risk [member] | Floating interest rate [member] | Accounts payable to selling shareholders [member] | Decrease in basis points -75 [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	312
Interest rate risk [member] | Floating interest rate [member] | Accounts payable to selling shareholders [member] | Increase in basis points +150 [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	(624)
Interest rate risk [member] | Floating interest rate [member] | Accounts payable to selling shareholders [member] | Decrease in basis points -150 [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	624
Interest rate risk [member] | Floating interest rate [member] | Notes Payable[Member]
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ (72,726)
Index - % per year	IPCA
Base rate	R$ (531)
Interest rate risk [member] | Floating interest rate [member] | Notes Payable[Member] | Increase in basis points +75 [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	(545)
Interest rate risk [member] | Floating interest rate [member] | Notes Payable[Member] | Decrease in basis points -75 [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	545
Interest rate risk [member] | Floating interest rate [member] | Notes Payable[Member] | Increase in basis points +150 [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	(1,091)
Interest rate risk [member] | Floating interest rate [member] | Notes Payable[Member] | Decrease in basis points -150 [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	1,091
Interest rate risk [member] | Floating interest rate [member] | Cash Equivalents [Member]
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ 636,847
Index - % per year	100.38% CDI
Base rate	R$ 58,440